Consolidated Interim Statement of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities
Profit for the interim period	$ 78,547	$ 88,663
Adjustments to reconcile profit to net cash from operating activities:
Depreciation and amortization	4,801	4,091
Unrealized gain on foreign currency	(366)	(246)
Unrealized loss on foreign currency	445	1,765
Gain on foreign currency transaction	(279)	0
Loss on foreign currency transaction	1,527	0
Gain on valuation of financial assets and liabilities	(18)	0
Loss on valuation of financial assets and liabilities	881	20
Interest income	(12,126)	(11,305)
Interest expense	1,423	1,602
Miscellaneous income	0	(233)
Provision for severance benefits	349	175
Other long-term employee benefits	913	1,145
Income tax expense	25,974	26,128
Working capital adjustments:
Accounts receivable, net	1,103	(948)
Prepaid expenses, and other assets	559	1,664
Other non-current assets	92	(7,261)
Accounts payable and accrued expenses	2,893	(588)
Contract liabilities	(442)	(1,039)
Other current and non-current liabilities	(3,212)	(686)
Cash generated from operations	103,064	102,947
Interest received	13,779	10,159
Interest paid	(198)	(311)
Income taxes paid	(22,508)	(10,211)
Net cash inflow from operating activities	94,137	102,584
Cash flows from investing activities
Purchase of property and equipment	(174)	(291)
Disposal of property and equipment	4	2
Purchase of intangible assets	0	(5)
Acquisition of WHOW Games	(61,570)	0
Purchase of financial assets at fair value through profit or loss	(9,815)	0
Purchase of short-term investments	(186,148)	(81,659)
Disposal of short-term investment	178,009	66,795
Net cash (outflow) from investing activities	(79,694)	(15,158)
Cash flows from financing activities
Repayment of lease liabilities	(848)	(1,455)
Payment of dividends	0	(321)
Net cash (outflow) from financing activities	(848)	(1,776)
Net increase in cash and cash equivalents	13,595	85,650
Effect of exchange rate changes on cash and cash equivalents	(107)	90
Cash and cash equivalents at beginning of the interim period	334,850	206,911
Cash and cash equivalents at end of the interim period	$ 348,338	$ 292,651